PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

10.       PROPERTY, PLANT AND EQUIPMENT

	Weighted Average
December 31,	Depreciation Rate	2013	2012
(millions of Canadian dollars)
Liquids Pipelines
Pipeline	2.6%	8,974	8,249
Pumping equipment, buildings, tanks and other	3.0%	6,248	5,094
Land and right-of-way	2.2%	253	225
Under construction	-	4,846	1,675
		20,321	15,243
Accumulated depreciation		(3,838)	(3,432)
		16,483	11,811
Gas Distribution
Gas mains, services and other	3.8%	8,020	7,583
Land and right-of-way	1.1%	79	79
Under construction	-	179	102
		8,278	7,764
Accumulated depreciation		(2,074)	(1,912)
		6,204	5,852
Gas Pipelines, Processing and Energy Services
Pipeline	3.5%	1,013	544
Wind turbines, solar panels and other	4.4%	1,092	519
Power transmission[1]	2.1%	384	29
Land and right-of-way	4.3%	6	6
Under construction[1]	-	1,233	1,761
		3,728	2,859
Accumulated depreciation		(344)	(350)
		3,384	2,509
Sponsored Investments
Pipeline	2.9%	8,979	6,890
Pumping equipment, buildings, tanks and other	3.2%	5,381	4,787
Wind turbines, solar panels and other	3.7%	2,243	1,544
Land and right-of-way	2.3%	755	642
Under construction	-	2,201	2,002
		19,559	15,865
Accumulated depreciation		(3,429)	(2,770)
		16,130	13,095
Corporate
Other[1]	12.7%	84	76
Under construction[1]	-	36	12
		120	88
Accumulated depreciation		(42)	(37)
		78	51
		42,279	33,318

1                  Due to a change in organizational structure effective January 1, 2013, Property, plant and equipment of $313 million were reclassified from the Corporate segment to the Gas Pipelines and Energy Services segment for the year ended December 31, 2012.

Depreciation expense for the year ended December 31, 2013 was $1,282 million (2012 - $1,174 million; 2011 - $1,089 million).

GAS PIPELINES, PROCESSING AND ENERGY SERVICES

Impairment

In December 2012, the Company recorded an impairment charge of $166 million ($105 million after-tax) related to certain of its Enbridge Offshore Pipelines (Offshore) assets, predominantly located within the Stingray and Garden Banks corridors in the Gulf of Mexico. The Company had been pursuing alternative uses for these assets; however, due to changing competitive conditions in the fourth quarter of 2012, the Company concluded that such alternatives were no longer likely to proceed. In addition, unique to these assets is their significant reliance on natural gas production from shallow water areas of the Gulf of Mexico which have been challenged by macro-economic factors including prevalence of onshore shale gas production, hurricane disruptions, additional regulation and the low natural gas commodity price environment.

The impairment charge was based on the amount by which the carrying values of the assets exceeded fair value, determined using expected discounted future cash flows, and was presented within Operating and administrative expense on the Consolidated Statements of Earnings. The charge was inclusive of $50 million related to abandonment costs which were reasonably determined given the expected timing and scope of certain asset retirements. A portion of the impairment charge was subsequently reclassified to discontinued operations as noted below.

Discontinued Operations

During the fourth quarter of 2013, Enbridge concluded it would seek to dispose of certain assets within the Stingray corridor and entered into negotiations with an unrelated third party. As a result, at December 31, 2013, the related assets and liabilities were classified as held for sale and were measured at the lower of their carrying amount and estimated fair value less cost to sell which did not result in a fair value adjustment. The results of operations including revenues of $26 million (2012 - $32 million, 2011 - $19 million) and related cash flows have been presented as discontinued operations for the year ended December 31, 2013, with the prior year comparative figures reclassified. These amounts are included in the Gas Pipelines, Processing and Energy Services segment. The Company expects to complete the sale in the first quarter of 2014.